Income Taxes (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Income Taxes (Textual)
Operating losses		$ 1,558,862
Valuation allowance on deferred tax asset		100.00%
Federal corporate tax rate		34.00%
Expiration date of losses, description		Carry forwards will expire, if not utilized, starting in 2031 through 2032
Total gross deferred tax assets	169,500	622,421	169,500
Taxable Income (loss), total	434,509
Valuation allowance	(169,500)	(591,177)	(169,500)
Change in valuation allowance		$ 421,677	$ 169,500